Equity (Details 2) - Compulsorily Convertible Debentures [Member] - Sify Infinit Spaces Limited [Member] ₨ in Millions	Mar. 31, 2026 INR (₨)
Disclosure Of Detailed Information About Fully Paid Compulsorily Convertible Debentures [Line Items]
Pre-conversion share of share capital and other equity	₨ 1,200
Share capital on conversion	698
Other equity on conversion	8,771
Post-conversion share of share capital and other equity	9,469
Post-conversion share of profits	(11)
Non-controlling interest	₨ 10,658